Quarterly Holdings Report
for
Fidelity® Value Fund
July 31, 2026
VAL-NPRT3-0926
1.804828.122
Common Stocks - 99.4%
	Shares	Value ($)
BERMUDA - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Marex Group Ltd	1,106,800	71,853,456
CANADA - 3.0%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear Inc	1,488,400	82,391,012
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cenovus Energy Inc	1,989,381	59,985,829
Imperial Oil Ltd	561,854	72,844,431
TOTAL ENERGY		132,830,260
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	326,900	25,030,813
Industrials - 0.7%
Ground Transportation - 0.3%
TFI International Inc	259,600	35,071,972
Machinery - 0.4%
ATS Corp (a)	1,516,100	41,367,354
TOTAL INDUSTRIALS		76,439,326
TOTAL CANADA		316,691,411
FRANCE - 0.7%
Communication Services - 0.3%
Media - 0.3%
JCDecaux SE	1,083,900	28,297,719
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA (a)	1,904,500	45,919,572
TOTAL FRANCE		74,217,291
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	200,000	18,115,999
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
Prudential PLC	2,615,286	39,303,958
ISRAEL - 0.6%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (a)	1,108,600	38,812,086
Information Technology - 0.2%
IT Services - 0.2%
Wix.com Ltd (a)(b)	507,800	27,944,234
TOTAL ISRAEL		66,756,320
ITALY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	831,000	22,500,124
LUXEMBOURG - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA depository receipt	758,900	53,229,246
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TGS ASA	2,134,400	28,691,381
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	2,027,800	46,052,574
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.5%
Popular Inc	286,831	50,255,660
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (e)(f)	728,000	22,614,638
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Garrett Motion Inc	856,200	26,670,630
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Subsea 7 SA	1,009,200	33,904,435
UNITED STATES - 91.1%
Communication Services - 1.1%
Media - 1.1%
Nexstar Media Group Inc (b)	427,000	81,356,310
Omnicom Group Inc (b)	446,700	35,155,290
TOTAL COMMUNICATION SERVICES		116,511,600
Consumer Discretionary - 9.0%
Automobile Components - 0.8%
Aptiv PLC (a)	780,100	44,052,247
Patrick Industries Inc	454,559	37,523,845
		81,576,092
Distributors - 0.9%
Genuine Parts Co	724,300	90,081,191
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions Inc (a)	729,600	54,384,384
Driven Brands Holdings Inc (a)(b)	5,436,900	77,584,563
		131,968,947
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings Inc	287,000	55,362,300
Carnival Corp Ltd	3,255,500	90,535,456
Churchill Downs Inc	581,500	49,020,450
Hilton Grand Vacations Inc (a)(b)	857,300	39,555,822
		234,474,028
Household Durables - 1.0%
Leggett & Platt Inc (b)	2,856,800	27,996,640
Mohawk Industries Inc (a)	436,700	53,757,770
Somnigroup International Inc	382,700	25,001,791
		106,756,201
Leisure Products - 1.0%
BRP Inc Subordinate Voting Shares	524,657	32,418,439
Brunswick Corp/DE	548,400	43,323,600
Mattel Inc (a)(b)	1,768,500	26,686,665
		102,428,704
Specialty Retail - 1.7%
Bath & Body Works Inc	2,783,400	56,002,008
Lithia Motors Inc (b)	223,400	86,102,828
Upbound Group Inc	1,833,774	35,556,878
		177,661,714
Textiles, Apparel & Luxury Goods - 0.1%
Samsonite Group SA (e)(f)	12,896,100	23,235,475
TOTAL CONSUMER DISCRETIONARY		948,182,352
Consumer Staples - 3.5%
Beverages - 1.4%
Keurig Dr Pepper Inc	2,718,200	84,590,384
Primo Brands Corp Class A	2,175,100	49,374,770
		133,965,154
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co (a)	620,000	70,921,800
Sprouts Farmers Market Inc (a)	157,900	13,762,564
		84,684,364
Food Products - 0.6%
Darling Ingredients Inc (a)	1,121,394	68,001,332
Household Products - 0.7%
Kimberly-Clark Corp	699,700	76,484,207
TOTAL CONSUMER STAPLES		363,135,057
Energy - 4.6%
Energy Equipment & Services - 1.8%
Baker Hughes Co Class A	578,600	34,999,514
Expro Ltd (b)	2,832,400	45,176,780
Noble Corp PLC (b)	1,149,800	48,751,520
Weatherford International PLC	647,271	56,823,921
		185,751,735
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	202,000	53,241,140
Delek US Holdings Inc	750,200	50,916,074
Marathon Petroleum Corp	121,200	38,356,164
Sunococorp LLC	914,800	69,927,312
Targa Resources Corp	295,013	79,762,665
		292,203,355
TOTAL ENERGY		477,955,090
Financials - 16.2%
Banks - 1.9%
East West Bancorp Inc	331,466	43,422,046
First Citizens BancShares Inc/NC Class A (b)	18,892	41,310,192
First Citizens BancShares Inc/NC Class A (d)	5,040	11,020,716
Pinnacle Financial Partners Inc	724,700	76,260,181
Western Alliance Bancorp	374,800	30,167,652
		202,180,787
Capital Markets - 2.9%
Ares Management Corp Class A (b)	401,900	51,479,371
BGC Group Inc Class A	3,590,800	41,366,016
Charles Schwab Corp/The	517,500	54,461,700
LPL Financial Holdings Inc	261,900	92,634,030
Raymond James Financial Inc	347,000	61,065,060
		301,006,177
Consumer Finance - 2.5%
Capital One Financial Corp	270,200	56,474,503
Credit Acceptance Corp (a)(b)	83,000	47,219,530
Enova International Inc (a)	29,260	7,436,136
EZCORP Inc Class A (a)(b)	1,337,631	39,821,275
OneMain Holdings Inc	821,380	51,401,960
PROG Holdings Inc	464,814	20,461,112
SLM Corp	1,594,970	41,461,245
		264,275,761
Financial Services - 5.1%
Apollo Global Management Inc	790,802	99,316,823
Corebridge Financial Inc (b)	1,721,000	53,677,990
Corpay Inc (a)	231,200	88,343,832
Fiserv Inc (a)	1,236,100	66,675,234
Global Payments Inc	658,800	55,391,904
Remitly Global Inc (a)	2,055,300	46,799,181
Shift4 Payments Inc Class A (a)(b)	1,274,000	67,522,000
WEX Inc (a)(b)	320,300	59,883,288
		537,610,252
Insurance - 3.8%
Arthur J Gallagher & Co	282,600	70,486,092
First American Financial Corp	729,256	54,686,907
Globe Life Inc	230,000	41,917,500
Primerica Inc	217,443	69,573,062
Reinsurance Group of America Inc	397,816	94,222,720
Ryan Specialty Holdings Inc Class A (b)	1,471,100	64,963,776
		395,850,057
TOTAL FINANCIALS		1,700,923,034
Health Care - 13.5%
Biotechnology - 0.2%
Moderna Inc (a)	487,100	26,702,822
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp (a)	610,900	28,547,356
GE HealthCare Technologies Inc	1,373,127	93,400,099
Lantheus Holdings Inc (a)	433,100	43,154,084
QuidelOrtho Corp (a)(b)(c)	3,806,300	63,831,651
Solventum Corp (a)	932,811	79,699,372
		308,632,562
Health Care Providers & Services - 5.6%
Acadia Healthcare Co Inc (a)(b)	2,063,300	61,114,946
AdaptHealth Corp (a)	4,848,996	52,369,157
Cencora Inc	155,900	48,537,906
Cigna Group/The	230,000	64,181,500
CVS Health Corp	443,200	46,283,376
Humana Inc	199,600	72,626,456
LifeStance Health Group Inc (a)	4,541,298	47,592,803
Molina Healthcare Inc (a)	218,872	42,815,741
PACS Group Inc (a)	1,776,814	81,751,212
Tenet Healthcare Corp (a)	255,100	64,994,378
		582,267,475
Health Care Technology - 0.7%
Waystar Holding Corp (a)(b)	3,487,900	73,629,569
Life Sciences Tools & Services - 3.1%
Bio-Rad Laboratories Inc Class A (a)(b)	130,200	42,377,496
Charles River Laboratories International Inc (a)	267,000	62,080,170
Fortrea Holdings Inc (a)	2,290,800	43,914,636
ICON PLC (a)	391,770	64,079,860
IQVIA Holdings Inc (a)	258,250	60,693,915
Sotera Health Co (a)(b)	3,040,800	54,308,688
		327,454,765
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	212,385	53,703,671
Viatris Inc	2,748,800	48,268,928
		101,972,599
TOTAL HEALTH CARE		1,420,659,792
Industrials - 23.1%
Aerospace & Defense - 0.8%
Textron Inc	946,800	80,724,168
Air Freight & Logistics - 1.6%
FedEx Corp	124,000	38,117,600
Forward Air Corp Class Common Stock (a)(b)	1,427,231	20,052,596
GXO Logistics Inc (a)	1,019,500	51,138,120
United Parcel Service Inc Class B	562,400	58,613,328
		167,921,644
Building Products - 3.4%
Allegion plc	437,700	68,893,980
Griffon Corp	442,500	38,130,225
Hayward Holdings Inc (a)	4,946,300	74,837,519
Masterbrand Inc (a)(b)	6,123,400	50,518,050
Resideo Technologies Inc (a)	2,141,400	73,450,020
UFP Industries Inc (b)	611,700	53,058,858
		358,888,652
Commercial Services & Supplies - 3.2%
Brink's Co/The	611,000	72,372,950
Clean Harbors Inc (a)	123,000	38,484,240
Copart Inc (a)	1,496,700	43,583,904
HNI Corp (b)	1,995,561	89,820,201
Onterris Inc (a)(b)	1,307,149	27,437,057
Vestis Corp (a)	4,157,200	60,113,112
		331,811,464
Construction & Engineering - 2.0%
AECOM	1,295,500	93,781,245
Centuri Holdings Inc (a)	1,896,753	52,805,603
WillScot Holdings Corp	2,453,492	59,570,786
		206,157,634
Electrical Equipment - 1.0%
Acuity Inc	193,600	63,576,304
Regal Rexnord Corp	217,756	44,690,064
		108,266,368
Ground Transportation - 0.6%
U-Haul Holding Co Class N	1,058,725	66,255,011
Machinery - 3.9%
Allison Transmission Holdings Inc	575,629	65,932,546
Gates Industrial Corp Ltd	2,061,800	57,689,164
JBT Marel Corp (b)	251,400	34,811,358
Middleby Corp/The (a)	263,000	35,131,540
Mueller Industries Inc	918,300	60,984,303
Oshkosh Corp	422,500	60,168,225
Otis Worldwide Corp	447,600	32,204,820
Pentair PLC	95,200	6,229,888
Terex Corp	918,299	57,705,909
		410,857,753
Marine Transportation - 0.4%
Matson Inc (b)	243,400	49,310,406
Passenger Airlines - 1.0%
Delta Air Lines Inc	1,165,200	101,885,088
Professional Services - 4.1%
Amentum Holdings Inc (a)(b)	2,662,800	59,114,160
Concentrix Corp (b)	1,263,300	31,077,180
ExlService Holdings Inc (a)	1,859,300	63,086,049
First Advantage Corp (a)(b)	2,205,126	43,749,700
KBR Inc	2,356,100	86,256,821
SS&C Technologies Holdings Inc	1,139,400	87,790,770
TransUnion	698,800	54,939,656
		426,014,336
Trading Companies & Distributors - 1.1%
Herc Holdings Inc	495,815	74,441,664
McGrath RentCorp	322,400	37,124,360
		111,566,024
TOTAL INDUSTRIALS		2,419,658,548
Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics Inc (a)	261,800	56,698,026
Avnet Inc	630,900	56,049,156
Sanmina Corp (a)	302,100	56,057,676
TD SYNNEX Corp	195,300	49,938,210
		218,743,068
IT Services - 0.5%
EPAM Systems Inc (a)	126,200	13,321,672
GoDaddy Inc Class A (a)	508,200	42,048,468
		55,370,140
Semiconductors & Semiconductor Equipment - 0.8%
Axcelis Technologies Inc (a)	278,700	36,336,906
First Solar Inc (a)	243,400	51,364,702
		87,701,608
Software - 1.3%
Gen Digital Inc	2,810,100	77,137,245
Intuit Inc	155,800	49,243,706
Octave Intelligence PLC Class B (b)	279,183	5,092,298
		131,473,249
Technology Hardware, Storage & Peripherals - 2.2%
Western Digital Corp	427,900	233,137,036
TOTAL INFORMATION TECHNOLOGY		726,425,101
Materials - 2.6%
Chemicals - 1.7%
Corteva Inc	985,751	77,588,461
Mosaic Co/The	1,569,700	34,721,764
Scotts Miracle-Gro Co/The (b)	947,500	62,231,800
		174,542,025
Construction Materials - 0.6%
James Hardie Industries PLC (a)	2,583,500	67,920,215
Containers & Packaging - 0.3%
Sonoco Products Co (b)	479,500	27,024,620
TOTAL MATERIALS		269,486,860
Real Estate - 5.2%
Health Care REITs - 1.1%
Welltower Inc	498,500	116,868,340
Real Estate Management & Development - 1.8%
Compass Inc Class A (a)	7,277,977	82,896,158
Jones Lang LaSalle Inc (a)	291,800	103,597,754
		186,493,912
Retail REITs - 0.8%
Macerich Co/The	3,235,100	83,594,984
Specialized REITs - 1.5%
Equinix Inc	54,500	55,550,760
Iron Mountain Inc	865,300	105,843,496
		161,394,256
TOTAL REAL ESTATE		548,351,492
Utilities - 5.4%
Electric Utilities - 3.4%
Constellation Energy Corp	217,997	57,278,712
NRG Energy Inc	556,700	74,759,243
PG&E Corp	6,305,000	109,580,900
Xcel Energy Inc	1,510,200	118,097,640
		359,716,495
Gas Utilities - 0.8%
UGI Corp	2,338,544	84,468,209
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	405,200	60,046,588
Multi-Utilities - 0.6%
Sempra	723,700	64,083,635
TOTAL UTILITIES		568,314,927
TOTAL UNITED STATES		9,559,603,853
TOTAL COMMON STOCKS (Cost $8,346,792,588)		10,430,460,976

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	66,435,982	66,449,269
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	331,249,602	331,282,727
TOTAL MONEY MARKET FUNDS (Cost $397,729,325)			397,731,996

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $8,744,521,913)	10,828,192,972
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(337,559,631)
NET ASSETS - 100.0%	10,490,633,341

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $11,020,716 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $45,850,113 or 0.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,850,113 or 0.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $241,132,167.
Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
First Citizens BancShares Inc/NC Class A	11/13/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	66,308,248	2,109,972,582	2,109,822,886	1,728,542	(11,057)	2,382	66,449,269	66,435,982
Fidelity Securities Lending Cash Central Fund	168,498,751	2,177,402,361	2,014,621,587	1,584,829	3,202	-	331,282,727	331,249,602
	234,806,999	4,287,374,943	4,124,444,473	3,313,371	(7,855)	2,382	397,731,996

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
QuidelOrtho Corp	43,197,495	58,935,745	33,251,055	-	(22,757,466)	17,706,932	63,831,651	3,806,300
Total	43,197,495	58,935,745	33,251,055	-	(22,757,466)	17,706,932	63,831,651

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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